SFT T. Rowe Price Value Fund
Summary: SFT T. Rowe Price Value Fund
SFT T. Rowe Price Value Fund: Investment Objective
The Fund seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued.
Income is a secondary objective.
SFT T. Rowe Price Value Fund: Fees and Expenses
This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. The table does not reflect charges assessed in connection with the variable life insurance policies or variable annuity contracts, or qualified plans, that invest in the Fund. If these charges were included, the expenses shown in the table below would be higher.
Shareholder Fees <br/>(fees paid directly from your investment)
Shareholder Fees	SFT T. Rowe Price Value Fund SFT T. Rowe Price Value Fund USD ($)
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses <br/>(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SFT T. Rowe Price Value Fund SFT T. Rowe Price Value Fund
Management Fees	0.67%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	1.04%

Expense Example.
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other Funds.

The example assumes an investment of $10,000 in the Fund for the time periods indicated and then a redemption of all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect the other fees and expenses related to a variable life insurance policy, variable annuity contract or qualified plan that invests in the Fund. If these other fees and expenses were included, the expenses shown in the example below would be higher. Although actual costs may be higher or lower, based on these assumptions, costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
SFT T. Rowe Price Value Fund | SFT T. Rowe Price Value Fund | USD ($)	106	331	574	1,271

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 140.0% of the average value of its portfolio.
SFT T. Rowe Price Value Fund: Principal Investment Strategies
In taking a value approach to investment selection, at least 65% of the Fund’s total assets will normally be invested in common stocks the Fund’s investment sub-adviser, T. Rowe Price Associates, Inc. (T. Rowe Price), regards as undervalued. Holdings are expected to consist primarily of large-cap stocks, but may also include stocks of mid-cap and small-cap companies.

T. Rowe Price’s in-house research team seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation. In selecting investments, T. Rowe Price generally looks for one or more of the following:
  Low price/earnings, price/book value, price/sales, or price/cash flow ratios relative to the Russell 1000 Value, the company’s peers, or its own historical norm;
  Low stock price relative to a company’s underlying asset values;
  Companies that may benefit from restructuring activity; and/or
  A sound balance sheet and other positive financial characteristics.
In pursuing its investment objective, the Fund has the discretion to deviate from its normal investment criteria, as previously described, and purchase securities that the Fund’s management believes will provide an opportunity for substantial appreciation. These situations might arise when the Fund’s management believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

While most assets will typically be invested in U.S. common stocks, the Fund may invest in foreign stocks in keeping with the Fund’s objective. The Fund may at times invest significantly in certain sectors, such as the financial sectors.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.
SFT T. Rowe Price Value Fund: Principal Risks
An investment in the Fund may result in the loss of money, and may be subject to various risks including the following types of principal risks:
  Active Management Risk – The Fund is subject to the risk that the investment sub-adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform other funds with similar objectives and investment strategies.
  Risk of Stock Investing – is the risk that stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the Fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.
  Investment Style Risk – Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The Fund’s value approach to investing could cause it to underperform other stock funds that employ a different investment style. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.
  Market Capitalization Risk – Although stocks issued by larger companies tend to have less overall volatility than stocks issued by smaller companies, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, and may suffer sharper price declines as a result of earnings disappointments.
  Foreign Securities Risk – This is the risk that the Fund’s investments in foreign securities may be adversely affected by political and economic conditions overseas, greater volatility, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar. These risks are heightened for the Fund’s investments in emerging markets, which are more susceptible to governmental interference, less efficient trading markets, and the imposition of local taxes or restrictions on gaining access to sales proceeds for foreign investors.
  Portfolio Turnover Risk – The Fund may actively and frequently trade its portfolio securities or other instruments to carry out its investment strategies. High portfolio turnover may adversely affect the Fund’s performance and increase transaction costs, which could increase the Fund’s expenses.
  Sector Concentration Risk – At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. For example, the Fund may have a significant portion of its assets invested in securities of companies in the financial sectors. Companies in the financial sectors may be adversely impacted by, among other things, regulatory changes, economic conditions, interest rates, credit rating downgrades, and decreased liquidity in credit markets.

SFT T. Rowe Price Value Fund: Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare to the return of a broad based index. The chart and table do not reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans which invest in the Fund. If such charges and expenses were included, the returns shown below would be lower. The past performance of the Fund does not necessarily indicate how the Fund will perform in the future.
Calendar Year Total Returns

Best Quarter
4Q '15 | 7.62%
Worst Quarter
4Q '18 | -10.63%

Average Annual Total Return<br/>(for periods ending December 31, 2018)
Average Annual Total Returns - SFT T. Rowe Price Value Fund	1 Year	Inception	Inception Date
SFT T. Rowe Price Value Fund	(9.80%)	5.02%	May 01, 2014
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	(8.27%)	5.49%